Stockholders’ Deficit (Details) - USD ($)														1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2025	Dec. 17, 2024	Oct. 31, 2024	Oct. 01, 2024	Apr. 19, 2024	Apr. 16, 2024	Apr. 08, 2024	Jun. 19, 2023	Feb. 23, 2023	Apr. 04, 2022	Oct. 26, 2021	Oct. 22, 2021	Oct. 20, 2021	Oct. 31, 2024	Aug. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 05, 2024	Feb. 29, 2024	Feb. 09, 2024	Jan. 31, 2024	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Share authorized																155,000,000		155,000,000
Common stock, shares authorized																150,000,000		150,000,000	150,000,000
Preferred stock shares																5,000,000		5,000,000
Common stock shares issued	283,333
Gross proceeds (in Dollars)																$ 2,409,000	$ 1,395,000
Less a receivable amount (in Dollars)																$ 773,000	55,000	$ 322,000
Legal fees (in Dollars)																		$ 230,000
Aggregate shares																6,866,856
Common stock, par value per share (in Dollars per share)																$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock exercise price (in Dollars per share)																1.5		$ 1.5
Warrant per share (in Dollars per share)																$ 0.516
Aggregate offering price (in Dollars)																$ 1,251,000
Program proceeds (in Dollars)																		$ 3,701,000
Issuance of ATM shares (in Dollars)																$ 4,563,552
Shares of issued and outstanding	12,500																				(20)
Weighted average vesting term																3 years
Equity award, per share (in Dollars per share)											$ 33.48	$ 33.9	$ 39.48			$ 1,200,000
Equity award total (in Dollars)											$ 322,000	$ 163,000	$ 380,000
Compensation expense (in Dollars)										$ 1,910,000						$ 248,000		0	$ 154,000
Granted shares													17,274
Equity award grant per share (in Dollars per share)		$ 0.477						$ 2.42	$ 3.36
Aggregate value vested (in Dollars)		$ 239,000							$ 328,000
Annual equity award (in Dollars)			$ 160,000											$ 160,000
Volume weighted average price (in Dollars per share)				$ 0.61
Grant date fair value (in Dollars)								$ 946,000
Granted restricted stock shares									84,210
Number of shares																					(1)
Sale of stock price (in Dollars per share)																				$ 1
Gross proceeds of private palcement (in Dollars)																		1,395,000
Common stock issued for services (in Dollars)																$ 248,000
Grant per share (in Dollars per share)		$ 0.477						$ 2.42	$ 3.36
Equity compensation										863,687
Vested shares										71,975
Sale shares											17,274
Sphere 3D Merger Agreement [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																		$ 0	$ 129,000
Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued																6,866,856
Common stock exercise price (in Dollars per share)																$ 1.5		$ 1.5
Warrant per share (in Dollars per share)																$ 0.4
Granted shares																6,866,856		5,530,198
Warrant exercised																		165,622
Warrant expired																		1,679,159
Director [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds (in Dollars)																$ 2,150,000
Less a receivable amount (in Dollars)																55,000
Senior Vice President [Member]
Stockholders’ Deficit [Line Items]
Granted shares		500,000
Chief Financial Officer [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																$ 17,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized																		150,000,000
Common stock shares issued																6,866,856
Less a receivable amount (in Dollars)
Aggregate offering price (in Dollars)																$ 1,000
Program proceeds (in Dollars)																		$ 1,000
Equal installments shares																844,244	28,070	196,720
Equity award, per share (in Dollars per share)										$ 9.487
Equity award total (in Dollars)										$ 4,744,000
Volume weighted average price (in Dollars per share)				$ 0.61
Shares under this program																		5,182,929
Common stock issued for services (in Dollars)
Annual cash compensation (in Dollars)										$ 230,000
Independent Director Agreements [Member]
Stockholders’ Deficit [Line Items]
Equal installments shares									28,070
Restricted Stock Units (RSUs) [Member]
Stockholders’ Deficit [Line Items]
Unrecognized compensation cost related to the service (in Dollars)																$ 2,736,000		$ 2,301,000
Equal installments shares																4,083,300
Compensation expense (in Dollars)																$ 14,000		$ 109,000
Volume weighted average price (in Dollars per share)																		$ 0.598
Recognized over a remaining weighted-average vesting period																		2 years
Grant per share (in Dollars per share)																$ 0.55		$ 0.78	$ 1.53
Committee Chair Retainer [Member]
Stockholders’ Deficit [Line Items]
Annual equity award (in Dollars)			$ 40,000											$ 40,000
Market-based RSUs [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																$ 0		$ 312,000
Time-based RSUs [Member]
Stockholders’ Deficit [Line Items]
Equal installments shares																		1,114,454
Compensation expense (in Dollars)																$ 136,000		$ 142,000
Restricted Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued									168,419
Equal installments shares									14,035							4,083,003
Compensation expense (in Dollars)																$ 772,000	$ 208,000	1,588,000	$ (152,000)
Granted shares																1,671,682	1,671,682
Restricted Stock [Member] | Sphere 3D Merger Agreement [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																		0	66,000
Senior Vice President [Member]
Stockholders’ Deficit [Line Items]
Vesting period		4 years
Share-Based Payment Arrangement, Option [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																		5,000
Akerna is publicly traded [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																		397,000	$ 530,000
Vendor [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued				1,914,580		800,000	387,597
Payment for vendor (in Dollars)															$ 47,000
Fair market value trading price (in Dollars)						$ 1,160,000	$ 632,000								$ 47,000
Common stock issued for services (in Dollars)						$ 600,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized																150,000,000
Common stock shares issued	350,000															1,061,476
Gross proceeds (in Dollars)																$ 670,000		670,000
Legal fees (in Dollars)																$ 75,000
Common stock, par value per share (in Dollars per share)																$ 0.00001
Equity award, per share (in Dollars per share)																$ 0.452
Equity award total (in Dollars)																$ 1,846,000
Compensation expense (in Dollars)																326,000
Granted shares												8,637
Common Stock [Member] | Senior Vice President [Member]
Stockholders’ Deficit [Line Items]
Compensation expense (in Dollars)																$ 31,000
Common Stock [Member] | Chief Financial Officer [Member]
Stockholders’ Deficit [Line Items]
Granted shares								675,058
Common Stock [Member] | Restricted Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value per share (in Dollars per share)										$ 9.487
Common Stock [Member] | Vendor [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued															56,600	2,820,000
Six Month Anniversary [Member]
Stockholders’ Deficit [Line Items]
Equity award vests										143,947
Vested shares											4,318	2,159	4,318
Nine Month Anniversary [Member]
Stockholders’ Deficit [Line Items]
Equity award vests										287,896
Nineteen Month Anniversary [Member]
Stockholders’ Deficit [Line Items]
Equity award vests										431,844
First-Year Anniversary [Member]
Stockholders’ Deficit [Line Items]
Vested shares											4,318	2,159	4,318
Eighteen-Month Anniversary [Member]
Stockholders’ Deficit [Line Items]
Vested shares											4,318	2,159	4,318
Second-Year Anniversary [Member]
Stockholders’ Deficit [Line Items]
Vested shares											4,318	2,159	4,318
At The Market Offering [Member]
Stockholders’ Deficit [Line Items]
Aggregate offering price (in Dollars)					$ 70,000,000
Program proceeds (in Dollars)																$ 2,337,000		3,701,000
Direct offering cost (in Dollars)																$ 72,000		$ 343,000
Shares under this program																		5,182,929
Private Placement [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued																		493,791
Sale of stock price (in Dollars per share)																							$ 2.83
Private Placement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds of private palcement (in Dollars)																		$ 1,395,000